Mortgages and Notes Receivable	12 Months Ended
Dec. 31, 2011
Mortgages and Notes Receivable
Mortgages and Notes Receivable

(5)           Mortgages and Notes Receivable

In September 2009, the Company purchased the mortgage on its development property held through its unconsolidated joint venture, PTI Boise LLC, at a discount to its face value.  As a result of this transaction, the Company became the lender to the joint venture and recorded a note receivable of $3,700 and a deferred gain in the amount of $1,000 related to the discount received for early payoff.  During the three months ended December 31, 2009, the Company reduced the mortgage receivable to the joint venture by the $1,000 deferred gain and wrote off this amount.  The joint venture recorded this $1,000 as a gain on the early extinguishment of debt.  This note receivable is included in investment in and advances to unconsolidated joint ventures.

In conjunction with the sale of Montgomery Plaza in Montgomery, Illinois, the Company gave a purchase money mortgage to the buyer in the amount of $515.  The buyer is required to pay interest only on a monthly basis at a rate of 6.0% per annum, as well as monthly payments for taxes and insurance.  The balance of the mortgage, and any unpaid interest, taxes and insurance are to be paid on May 1, 2012.  The Company recorded $31, $31 and $22 of interest income for the years ended December 31, 2011, 2010 and 2009, respectively.